CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2009 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 932.3		41,527.3		24,887.8		15,197.7
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	216.0		9,621.9		18,193.9		20,394.9
Depreciation and amortization	115.4		5,138.6		4,133.7		3,731.4
Amortization of intangibles	57.4		2,558.6		3,769.5		3,271.0
Amortization of deferred acquisition costs	89.5		3,986.7		3,664.3		3,671.2
Amortization of premium (discount) on investments	38.1		1,698.5		3,760.6		4,215.3
Other than temporary impairment of investment	4.2		186.7		445.5		112.4
Provision for deferred income taxes	(27.1)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	(1,574.7)	[1]
Share-based compensation expense	76.5		3,407.7		3,580.6		1,971.9
(Gain) loss on securitization of loans							(1,182.9)
Net realized (gain) loss on sale of available for sale securities	(8.4)		(375.7)		(4,574.9)		(2,939.9)
(Gain) loss on disposal of property and equipment, net	0.2		8.8		(37.9)		(39.9)
Exchange (gain) loss	10.9		485.0		1,517.4
Net change in:
Investments held for trading	(225.7)		(10,058.1)		7,227.4		78,171.6
Accrued interest receivable	(134.4)		(5,987.0)		(525.3)		342.7
Other assets	57.4		2,563.2		29,916.1		(56,007.4)
Accrued interest payable	174.8		7,783.3		(13,261.7)		14,134.0
Accrued expense and other liabilities	(251.8)		(11,221.8)		27,685.7		42,707.1
Net cash provided by operating activities	1,125.3		50,116.6		109,064.4		126,176.4
Cash flows from investing activities:
Net change in term placements	(986.2)		(43,925.1)		(23,646.0)		(19,236.9)
Activity in available for sale securities:
Purchases	(8,216.8)		(365,974.2)		(231,417.2)		(240,626.4)
Proceeds from sales	722.4		32,172.5		162,692.6		121,835.6
Maturities, prepayments and calls	3,968.1		176,740.8		82,571.4		100,268.4
Net change in repurchase options and reverse repurchase options	1,796.1		80,000.0		5,497.2		(67,091.5)
Proceeds from loans securitized							22,595.0
Loans purchased	(1,461.0)		(65,074.6)		(72,747.8)		(54,244.6)
Repayments on loans purchased	634.2		28,245.7		23,836.4		19,307.6
Increase in loans originated, net of principal collections	(6,805.5)		(303,115.8)		(284,839.6)		(129,660.7)
Additions to property and equipment	(131.0)		(5,836.1)		(5,978.6)		(6,880.5)
Proceeds from sale or disposal of property and equipment	2.0		90.8		123.8		117.6
Cash on acquisition of CBoP, net							20,567.5
Net cash used in investing activities	(10,477.7)		(466,676.0)		(343,907.8)		(233,048.9)
Cash flows from financing activities:
Net increase in deposits	9,200.6		409,794.4		246,365.0		212,222.8
Net increase (decrease) in short-term borrowings	(475.7)		(21,185.6)		70,763.3		(102,832.5)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	2.6		113.7
Proceeds from issuance of long-term debt	509.4		22,687.8		10,201.0		24,284.7
Repayment of long-term debt	(119.3)		(5,312.5)		(936.8)		(4,058.8)
Proceeds from issuance of equity shares for options exercised	185.9		8,281.6		5,559.7		794.0
Proceeds from issuance of shares
Proceeds from issuance of warrants/equity shares on exercise of warrants					36,080.5		4,009.2
Payment of dividends and dividend tax	(144.6)		(6,440.9)		(4,985.8)		(3,530.5)
Net cash provided by financing activities	9,158.9		407,938.5		363,046.9		130,888.9
Effect of exchange rate changes on cash and cash equivalents	(0.8)		(35.5)		(1,869.4)
Net change in cash and cash equivalents	(194.3)		(8,656.4)		126,334.1		24,016.4
Cash and cash equivalents, beginning of year	6,680.7		297,558.5		171,224.4		147,208.0
Cash and cash equivalents, end of year	6,486.4		288,902.1		297,558.5		171,224.4
Supplementary cash flow information:
Interest paid	1,932.4		86,067.9		90,981.1		71,980.9
Income taxes paid	521.0		23,206.0		14,526.2		18,674.2
Non-cash investment activities
Payable for purchase of property and equipment	12.0		533.9		221.9		327.6
On acquisition of CBoP by stock-for-stock exchanges
Non-cash assets acquired at fair value							321,205.0
Liabilities assumed at fair value							239,003.1
Net							82,201.9
Non-cash financing activities
Stocks issued in connection with acquisition of CBoP							100,469.5

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.